Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Due from Related Parties, Current	$ 0	$ 1,144
Due from Related Parties, Noncurrent	1,350	1,350
Total assets due from related party	1,350	2,494
Liabilities included in Due to related party:
Due to Related Parties, Current	1,472	247
Working capital advances granted to the Manager (a) [Member]
Assets:
Due from Related Parties, Current	0	1,144
Security deposits to Manager (a) [Member]
Assets:
Due from Related Parties, Noncurrent	1,350	1,350
Working capital due to Manager (a) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	836	0
Executive service charges due to Manager (d) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	135	155
Administrative service charges due to Manager (e) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	30	30
Management fees due to Manager (a) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	0	0
Other Partnership expenses due to Manager [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	$ 471	$ 62